Schedule of Investments – April 30, 2026 (unaudited)

Viking Tax-Free Fund for Montana

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)^

Education (6.2%)
MONTANA STATE BOARD OF REGENTS 4.000% 11/15/2041 CALLABLE @ 100.000 11/15/2031	400,000.00	$403,692
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2042 CALLABLE @ 100.000 05/15/2035	1,520,000.00	1,678,080
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2045 CALLABLE @ 100.000 05/15/2035	500,000.00	536,030
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2050 CALLABLE @ 100.000 05/15/2035	500,000.00	519,085
		3,136,887
General Obligation (41.2%)
CITY OF BELGRADE MT 5.000% 07/01/2034 CALLABLE @ 100.000 07/01/2032	355,000.00	397,277
CITY OF BOZEMAN MT 4.000% 07/01/2028	540,000.00	539,514
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2039 CALLABLE @ 100.000 01/01/2033	540,000.00	577,330
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2040 CALLABLE @ 100.000 01/01/2033	560,000.00	597,072
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2035	540,000.00	604,908
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2045 CALLABLE @ 100.000 07/01/2035	1,045,000.00	1,140,022
COUNTY OF GALLATIN MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	915,000.00	1,023,546
COUNTY OF GALLATIN MT 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	800,000.00	823,024
GALLATIN COUNTY SCHOOL DISTRICT NO 72 OPHIR 4.000% 07/01/2037 CALLABLE @ 100.000 07/01/2030	150,000.00	149,999
GALLATIN COUNTY SCHOOL DISTRICT NO 27 MONFORTON 4.250% 06/15/2026	450,000.00	476,978
CITY OF HELENA MT 4.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	235,000.00	259,466
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2037 CALLABLE @ 100.000 07/01/2033	160,000.00	175,747
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	465,000.00	504,153
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	300,000.00	321,576
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	450,000.00	473,130
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	510,000.00	544,369
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	320,000.00	350,576
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	350,000.00	380,835
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	360,000.00	388,634
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	400,000.00	430,672
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	635,000.00	679,844
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	250,000.00	273,888
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	250,000.00	272,025
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	420,000.00	453,407
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	1,215,000.00	1,310,365
LAKE MISSOULA & SANDERS COUNTIES ELEMENTARY SCHOOL DISTRICT NO JT & 8 5.000% 07/01/2043 CALLABLE @ 100.000 01/01/2033	250,000.00	273,395
COUNTY OF MADISON MT 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2035	395,000.00	426,888
CITY OF MILES CITY MT 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2034	300,000.00	318,915
CITY OF MILES CITY MT 5.000% 07/01/2044 CALLABLE @ 100.000 07/01/2034	500,000.00	514,780
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2029 CALLABLE @ 100.000 06/15/2027	500,000.00	513,810
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2030 CALLABLE @ 100.000 06/15/2027	640,000.00	640,934
COUNTY OF RAVALLI MT 4.250% 07/01/2030	250,000.00	252,535
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	250,000.00	250,985
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2039 CALLABLE @ 100.000 07/01/2029	1,960,000.00	1,982,207
SILVER BOW COUNTY SCHOOL DISTRICT NO 1 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	450,000.00	450,882
VALLEY COUNTY K 12 SCHOOL DISTRICT NO 1 A GLASGOW/MT 4.250% 07/01/2031	1,395,000.00	1,518,416
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	600,000.00	646,266
		20,938,370
Health Care (13.2%)
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2032 CALLABLE @ 100.000 07/01/2028	1,000,000.00	1,024,640
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	1,000,000.00	1,028,420
MONTANA FACILITY FINANCE AUTHORITY 5.000% 08/15/2048 CALLABLE @ 100.000 08/15/2028	1,000,000.00	1,004,890
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2037 CALLABLE @ 100.000 01/01/2030	200,000.00	202,924
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2038 CALLABLE @ 100.000 01/01/2030	1,500,000.00	1,513,005
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2028	1,015,000.00	1,015,000
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2029	915,000.00	912,456
		6,701,335
Housing (21.4%)
MONTANA BOARD OF HOUSING 5.100% 12/01/2045 CALLABLE @ 100.000 12/01/2033	750,000.00	782,235
MONTANA BOARD OF HOUSING 4.450% 12/01/2038 CALLABLE @ 100.000 12/01/2032	1,390,000.00	1,436,120
MONTANA BOARD OF HOUSING 4.800% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,325,000.00	1,340,688
MONTANA BOARD OF HOUSING 4.375% 12/01/2038 CALLABLE @ 100.000 12/01/2032	405,000.00	413,379
MONTANA BOARD OF HOUSING 4.600% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,000,000.00	1,007,940
MONTANA BOARD OF HOUSING 4.850% 12/01/2048 CALLABLE @ 100.000 12/01/2032	500,000.00	501,125
MONTANA BOARD OF HOUSING 3.950% 12/01/2039 CALLABLE @ 100.000 06/01/2033	1,000,000.00	1,012,660
MONTANA BOARD OF HOUSING 4.450% 12/01/2044 CALLABLE @ 100.000 06/01/2033	995,000.00	1,003,477
MONTANA BOARD OF HOUSING 3.900% 12/01/2039 CALLABLE @ 100.000 06/01/2033	495,000.00	494,238
MONTANA BOARD OF HOUSING 4.300% 12/01/2044 CALLABLE @ 100.000 06/01/2033	795,000.00	797,449
MONTANA BOARD OF HOUSING 4.400% 12/01/2049 CALLABLE @ 100.000 06/01/2033	1,640,000.00	1,605,478
MONTANA BOARD OF HOUSING 3.800% 12/01/2038 CALLABLE @ 100.000 06/01/2028	455,000.00	455,046
		10,849,835
Other Revenue (14.9%)
CITY OF BILLINGS MT 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	700,000.00	747,782
CITY OF BILLINGS MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	300,000.00	321,642
CITY OF BILLINGS MT 4.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000.00	269,228
GALLATIN COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	1,000,000.00	993,120
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.800% 06/30/2041 CALLABLE @ 100.000 06/30/2035	1,160,000.00	1,222,976
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.850% 06/30/2042 CALLABLE @ 100.000 06/30/2035	580,000.00	613,008
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.950% 06/30/2043 CALLABLE @ 100.000 06/30/2035	505,000.00	533,083
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.000% 06/30/2044 CALLABLE @ 100.000 06/30/2035	265,000.00	278,231
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.050% 06/30/2045 CALLABLE @ 100.000 06/30/2035	225,000.00	234,169
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.100% 06/30/2047 CALLABLE @ 100.000 06/30/2035	510,000.00	522,979
CITY OF KALISPELL MT 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	500,000.00	519,725
CITY OF LIVINGSTON MT 4.000% 07/01/2034 CALLABLE @ 100.000 01/01/2029	525,000.00	529,321
MADISON COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	640,000.00	635,597
CITY OF MISSOULA MT 4.750% 07/01/2027	30,000.00	29,972
CITY OF MISSOULA MT 6.000% 07/01/2030	100,000.00	99,396
		7,550,229
Transportation (1.1%)
MISSOULA PARKING COMMISSION 4.000% 10/01/2026	340,000.00	339,323
MISSOULA SPECIAL IMPROVEMENT DISTRICTS/MT 5.400% 07/01/2029	195,000.00	195,230
		534,553

TOTAL MUNICPAL BONDS (COST: $49,112,008)		$49,711,209
OTHER ASSETS LESS LIABILITIES (2.0%)		$1,039,527
NET ASSETS (100.0%)		$50,750,736

^All portfolio securities are issued securities from the state of Montana.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for Montana
Investments at cost	$49,112,008
Unrealized appreciation	$683,999
Unrealized depreciation	(84,798)
Net unrealized appreciation/(depreciation)*	$599,201

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Viking Tax-Free Fund for Montana
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$49,711,209	$-	$49,711,209
Total	$-	$49,711,209	$-	$49,711,209